Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The following information is intended to show the relationship between the executive compensation actually paid by our Company and our financial performance.

Year	Summary Compensation Table Total for PEO-1[1] ($)	Summary Compensation Table Total for PEO-2[1] ($)	Compensation Actually Paid to PEO-1[2] ($)	Compensation Actually Paid to PEO-2[2] ($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers[2,3] ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers[2,3] ($)	Value of Initial Fixed $100 Investment Based On:		Net Income (in 000s) ($)[6]	Operating EPS ($)[6]
							Total Shareholder Return ($)[4]	Peer Group Total Shareholder Return ($)[4,5]
2024	8,727,298	8,459,166	8,325,936	8,130,606	3,137,068	2,871,391	111	172	1,070,762	12.37
2023	7,206,071	6,860,896	5,959,091	6,043,409	2,860,823	2,177,294	120	143	970,755	10.65
2022	8,905,419	8,871,217	19,165,333	19,247,538	3,081,295	6,745,194	118	137	894,386	9.71
2021	8,353,754	8,323,666	6,084,819	6,060,050	2,906,877	2,237,094	91	124	1,031,114	9.63
2020	9,158,910	8,443,364	2,393,755	2,405,315	3,315,803	1,441,879	91	91	731,773	6.88

Named Executive Officers, Footnote	Amounts shown are reported in the Summary Compensation Table (SCT) for the Principal Executive Officers (PEOs), Frank M. Svoboda (PEO-1) and J. Matthew Darden (PEO-2). Effective January 1, 2023, Messrs. Svoboda and Darden succeeded Gary L. Coleman and Larry M. Hutchinson as the Company's Co-CEOs and were designated as the PEOs for 2023. Messrs. Coleman and Hutchison were designated as PEO-1 and PEO-2 for the years 2020 through 2022. [3] Amounts shown represent the total average reported in the Summary Compensation Table for the Non-PEO NEOs. The Company’s Non-PEO NEOs for 2023 and 2024 were Thomas P. Kalmbach, R. Brian Mitchell, Robert E. Hensley, and Michael C. Majors. For 2021 and 2022, the Non-PEO NEOs were Messrs. Svoboda, Darden, Majors and Steven K. Greer. Finally, the Non-PEO NEOs for 2020 were Messrs. Svoboda, Darden, Greer, and W. Michael Pressley.
Peer Group Issuers, Footnote	[5] The Company’s peer group consists of the Standard & Poor’s (S&P) Life and Health Insurance Index and is set forth in Part II, Item 5 of the Form 10-K for the fiscal year ended December 31, 2024.
Adjustment To PEO Compensation, Footnote
[2] Amounts shown represent compensation actually paid (CAP) and include adjustments for changes in the fair value of performance share awards, stock option awards and restricted stock unit awards, as well as adjustments for the aggregate change in the actuarial present value of accumulated benefits and actuarially-determined service costs for services rendered under all defined benefit and actuarial pension plans reported in the SCT for Messrs. Svoboda (PEO-1) and Darden (PEO-2) for 2023 and 2024; for Messrs. Coleman (PEO-1) and Hutchinson (PEO-2) for 2020 to 2022; and for the average of the Non-PEO Named Executive Officers (NEOs): Thomas P. Kalmbach, R. Brian Mitchell, Robert E. Hensley, and Michael C. Majors for 2023 and 2024; Messrs. Svoboda, Darden, Majors, and Steven K. Greer for 2021 and 2022; and Messrs. Svoboda, Darden, Greer, and W. Michael Pressley for 2020. To calculate CAP, the following amounts were deducted or added to the SCT Total in the tables below for PEO-1 and PEO-2.

PEO-1
Year	SCT Total ($)	Equity Award-related Additions (Deductions) to CAP			Pension-related Additions (Deductions) to CAP		CAP ($)
		Adjustment for the Fair Value of Equity Awards as of Year-End ($)	Adjustment for the Change in the Fair Value of the Prior Years' Awards, Unvested as of Year-End ($)	Adjustment for the Change in the Fair Value of the Prior Years' Awards that Vested during the Year ($)	Adjustment for the Aggregate Change in the Present Value of the Accumulated Benefit under the Pension Plans ($)	Adjustment for the Service Cost ($)
2024	8,727,298	(1,235,456)	199,498	821,419	(368,244)	181,421	8,325,936
2023	7,206,071	504	(487,847)	(216,287)	(733,218)	189,868	5,959,091
2022	8,905,419	3,119,560	6,499,470	692,092		(51,208)	19,165,333
2021	8,353,754	(321,200)	(1,700,782)	(309,130)		62,177	6,084,819
2020	9,158,910	(154,340)	(4,084,180)	(654,480)	(1,939,280)	67,125	2,393,755

PEO-2
Year	SCT Total ($)	Equity Award-related Additions (Deductions) to CAP			Pension-related Additions (Deductions) to CAP		CAP ($)
		Adjustment for the Fair Value of Equity Awards as of Year-End ($)	Adjustment for the Change in the Fair Value of the Prior Years' Awards, Unvested as of Year-End ($)	Adjustment for the Change in the Fair Value of the Prior Years' Awards that Vested during the Year ($)	Adjustment for the Aggregate Change in the Present Value of the Accumulated Benefit under the Pension Plans ($)	Adjustment for the Service Cost ($)
2024	8,459,166	(1,235,456)	199,498	681,413	(138,054)	164,039	8,130,606
2023	6,860,896	504	(433,019)	(153,923)	(399,676)	168,627	6,043,409
2022	8,871,217	3,119,560	6,499,470	692,092		65,199	19,247,538
2021	8,323,666	(321,200)	(1,700,782)	(309,130)		67,496	6,060,050
2020	8,443,364	(154,340)	(4,084,180)	(654,480)	(1,210,731)	65,682	2,405,315

Non-PEO NEO Average Total Compensation Amount	$ 3,137,068	$ 2,860,823	$ 3,081,295	$ 2,906,877	$ 3,315,803
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,871,391	2,177,294	6,745,194	2,237,094	1,441,879
Adjustment to Non-PEO NEO Compensation Footnote
[2] Amounts shown represent compensation actually paid (CAP) and include adjustments for changes in the fair value of performance share awards, stock option awards and restricted stock unit awards, as well as adjustments for the aggregate change in the actuarial present value of accumulated benefits and actuarially-determined service costs for services rendered under all defined benefit and actuarial pension plans reported in the SCT for Messrs. Svoboda (PEO-1) and Darden (PEO-2) for 2023 and 2024; for Messrs. Coleman (PEO-1) and Hutchinson (PEO-2) for 2020 to 2022; and for the average of the Non-PEO Named Executive Officers (NEOs): Thomas P. Kalmbach, R. Brian Mitchell, Robert E. Hensley, and Michael C. Majors for 2023 and 2024; Messrs. Svoboda, Darden, Majors, and Steven K. Greer for 2021 and 2022; and Messrs. Svoboda, Darden, Greer, and W. Michael Pressley for 2020. To calculate CAP, the following amounts were deducted or added to the SCT Total in the tables below for PEO-1 and PEO-2.

Average Non-PEO NEOs
Year	SCT Total ($)	Equity Award-related Additions (Deductions) to CAP			Pension-related Additions (Deductions) to CAP		CAP ($)
		Adjustment for the Fair Value of Equity Awards as of Year-End ($)	Adjustment for the Change in the Fair Value of the Prior Years' Awards, Unvested as of Year-End ($)	Adjustment for the Change in the Fair Value of the Prior Years' Awards that Vested during the Year ($)	Adjustment for the Aggregate Change in the Present Value of the Accumulated Benefit under the Pension Plans ($)	Adjustment for the Service Cost ($)
2024	3,137,068	(387,301)	40,932	352,764	(398,616)	126,544	2,871,391
2023	2,860,823	889	(241,319)	(90,722)	(445,400)	93,023	2,177,294
2022	3,081,295	1,102,060	2,083,150	242,997		235,692	6,745,194
2021	2,906,877	(98,330)	(420,168)	(103,374)	(289,742)	241,831	2,237,094
2020	3,315,803	(45,053)	(1,106,602)	(192,601)	(737,316)	207,648	1,441,879

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Book Value Per Share, excluding AOCI*
Total Premium
First-Year Collected Premium
Net Operating Income ROE
Underwriting income
Operating EPS

* For purposes of determining the total performance shares awarded for a given year, the figure is adjusted to include accumulated dividends per share paid over the performance period.

Total Shareholder Return Amount	$ 111	120	118	91	91
Peer Group Total Shareholder Return Amount	172	143	137	124	91
Net Income (Loss)	$ 1,070,762	$ 970,755	$ 894,386	$ 1,031,114	$ 731,773
Company Selected Measure Amount | $ / shares	12.37	10.65	9.71	9.63	6.88
Additional 402(v) Disclosure
[4] Calculated based on $100 invested as of market close on December 31, 2019, including the reinvestment of dividends, for each fiscal year.
6 As a result of the adoption of ASU 2018-12, Financial Services - Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts, net income and operating EPS for 2021 and 2022 have been retrospectively adjusted as of January 1, 2021. The Company implemented the standard on January 1, 2023. Refer to the 2023 Form 10-K for additional information.

Measure:: 1
Pay vs Performance Disclosure
Name	Book Value Per Share, excluding AOCI*
Measure:: 2
Pay vs Performance Disclosure
Name	Total Premium
Measure:: 3
Pay vs Performance Disclosure
Name	First-Year Collected Premium
Measure:: 4
Pay vs Performance Disclosure
Name	Net Operating Income ROE
Measure:: 5
Pay vs Performance Disclosure
Name	Underwriting income
Measure:: 6
Pay vs Performance Disclosure
Name	Operating EPS
Svoboda [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 8,727,298	$ 7,206,071
PEO Actually Paid Compensation Amount	$ 8,325,936	5,959,091
PEO Name	Frank M. Svoboda
Darden [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 8,459,166	6,860,896
PEO Actually Paid Compensation Amount	$ 8,130,606	$ 6,043,409
PEO Name	J. Matthew Darden
Coleman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 8,905,419	$ 8,353,754	$ 9,158,910
PEO Actually Paid Compensation Amount			$ 19,165,333	$ 6,084,819	$ 2,393,755
PEO Name		Gary L. Coleman	Gary L. Coleman	Gary L. Coleman	Gary L. Coleman
Hutchinson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 8,871,217	$ 8,323,666	$ 8,443,364
PEO Actually Paid Compensation Amount			$ 19,247,538	$ 6,060,050	$ 2,405,315
PEO Name		Larry M. Hutchinson	Larry M. Hutchinson	Larry M. Hutchinson	Larry M. Hutchinson
PEO | Svoboda [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (368,244)	$ (733,218)
PEO | Svoboda [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	181,421	189,868
PEO | Svoboda [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,235,456)	504
PEO | Svoboda [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	199,498	(487,847)
PEO | Svoboda [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	821,419	(216,287)
PEO | Darden [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(138,054)	(399,676)
PEO | Darden [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	164,039	168,627
PEO | Darden [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,235,456)	504
PEO | Darden [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	199,498	(433,019)
PEO | Darden [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	681,413	(153,923)
PEO | Coleman [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ (1,939,280)
PEO | Coleman [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(51,208)	62,177	67,125
PEO | Coleman [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,119,560	(321,200)	(154,340)
PEO | Coleman [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			6,499,470	(1,700,782)	(4,084,180)
PEO | Coleman [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			692,092	(309,130)	(654,480)
PEO | Hutchinson [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(1,210,731)
PEO | Hutchinson [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			65,199	67,496	65,682
PEO | Hutchinson [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,119,560	(321,200)	(154,340)
PEO | Hutchinson [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			6,499,470	(1,700,782)	(4,084,180)
PEO | Hutchinson [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			692,092	(309,130)	(654,480)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(398,616)	(445,400)		(289,742)	(737,316)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	126,544	93,023	235,692	241,831	207,648
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(387,301)	889	1,102,060	(98,330)	(45,053)
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	40,932	(241,319)	2,083,150	(420,168)	(1,106,602)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 352,764	$ (90,722)	$ 242,997	$ (103,374)	$ (192,601)